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                                     Law Offices
                              DRINKER BIDDLE & REATH LLP
                         Philadelphia National Bank Building
                                 1345 Chestnut Street
                             Philadelphia, PA 19107-3496
                              Telephone: (215) 988-2700
                                 Fax: (215) 988-2757




                                     May 11, 1998



VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

          Re:  THE GALAXY VIP FUND
               File Nos. (33-49290/811-6726)
               -----------------------------

Ladies and Gentlemen:

          On behalf of The Galaxy VIP Fund ("Galaxy VIP") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act"), I hereby certify that (i) the Prospectus and Statement of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in Galaxy VIP's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA #7"), which was filed on April 30, 1998; and (ii) the text of PEA #7 has been filed electronically.

          The Prospectus and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are:

          (1) Prospectus dated April 30, 1998 for the Money Market Fund, Equity Fund, Growth and Income Fund, Small Company Growth Fund, Columbia Real Estate Equity Fund II, Asset Allocation Fund, High Quality Bond Fund and Columbia High Yield Fund II; and

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Securities and Exchange Commission
May 11, 1998
Page 2


          (2) Statement of Additional Information dated April 30, 1998 for the Money Market Fund, Equity Fund, Growth and Income Fund, Small Company Growth Fund, Columbia Real Estate Equity Fund II, Asset Allocation Fund, High Quality Bond Fund and Columbia High Yield Fund II.

          Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2447.

                                        Very truly yours,



                                        /s/Daniel J. Igo
                                        Daniel J. Igo
                                        Fund Production Specialist